Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Decrease in valuation allowance	$ 2,800,000	$ 2,000,000	$ 1,700,000
Depreciation and amortization	145,121,000	134,053,000	113,017,000
Total income tax expense (benefit)	24,076,000	25,608,000	33,879,000
Liability for unrecognized tax benefits	8,199,000	12,209,000
Unrecognized tax benefits	3,600,000
Accrued interest and penalties related to uncertain tax positions	3,300,000	7,900,000
Increase of interest	700,000
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Total income tax expense (benefit)			1,700,000
KAZAKHSTAN
Income Tax Disclosure [Line Items]
Payments for Other Taxes	6,100,000
MEXICO | Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Total income tax expense (benefit)	(2,200,000)	(3,300,000)
ALASKA
Income Tax Disclosure [Line Items]
Depreciation and amortization	$ 25,000,000	$ 20,900,000	$ 7,700,000